UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:  ____
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Silver Point Capital, L.P.
                --------------------------------
Address:        Two Greenwich Plaza
                --------------------------------
                Greenwich, CT 06830
                --------------------------------

13F File Number:  028-10709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Fredrick H. Fogel
                --------------------------------
Title:          Authorized Signatory
                --------------------------------
Phone:          (203) 542-4000
                --------------------------------

Signature, Place, and Date of Signing:

    /s/ Fredrick H. Fogel           Greenwich, CT              August 14, 2007
  -----------------------          ---------------            -----------------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         13F File Number        Name

         28-
            ----------          ---------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                             -------------
Form 13F Information Table Entry Total:           94
                                             -------------
Form 13F Information Table Value Total:     $1,789,028,383

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

                              13F INFORMATION TABLE
                                  June 30, 2007

       Column 1                      Column 2                Column 3        Column 4
-----------------------------------------------------------------------------------------------------------


                                     TITLE OF                                                  SHARES OR
     NAME OF ISSUER                   CLASS                    CUSIP           VALUE            PRN AMT
-----------------------------------------------------------------------------------------------------------
ACCREDITED HOME LENDERS (LEND)      COM                      00437P107      35,542,000          2,600,000
AMR CORPORATION CM                  COM                      001765106       4,611,250            175,000
ARMSTRONG WI CM (AWI)               COM                      04247X102      10,224,281            203,874
BANKUNITED FIN (BKUNA)              CL A                     06652B103      16,758,450            835,000
BASF AG ADR CM (BF)                 SPONSORED ADR            055262505       1,633,875             12,500
BEA SYSTEMS (BEAS)                  COM                      073325102      35,936,250          2,625,000
BEST BUY (BBY)                      COM                      086516101      15,307,760            328,000
BORLAND SOFT (BORL)                 COM                      099849101      33,442,200          5,630,000
BRUNSWICK CORP (BC)                 COM                      117043109       3,997,175            122,500
BRUNSWICK CORP (BC)                 CALL                     117043909          33,250                350
BWAY CM (BWY)                       COM                      12429T104       5,550,000            375,000
CHARTER COMMUNICATIONS (CHTR)       CL A                     16117M107      14,580,000          3,600,000
COMMUNITY BANKERS CM                COM                      20361R101       2,035,000            275,000
CORE-MARK (CORE) REC                COM                      218681104         303,516              9,373
DELTA AIR LINES (DAL)               COM NEW                  247361702      24,427,842          1,239,992
DOWNEY CM (DSL)                     COM                      261018105       2,441,260             37,000
DYNAMICS RES CORP (DRCO)            COM                      268057106         540,745             41,500
ENERGY SERVICES CM (ESA)            COM                      29271Q103       1,970,500            350,000
ESCHELON (ESCH) NEW                 COM                      296290109       5,268,800            178,000
EXCO RESOURCES (XCO)                COM                      269279402      45,169,600          2,590,000
EXIDE CM (XIDE)                     COM NEW                  302051206       3,720,000            400,000
EXIDE WARRANTS (XIDEW)              *W EXP 05/05/2011        302051123          86,940            103,500
FIRST DATA CORP (FDC)               COM                      319963104       1,633,500             50,000
FIRSTFED FINANCIAL (FED)            COM                      337907109      11,907,627            209,900
FISHER COMMUNICATIONS (FSCI)        COM                      337756209      13,171,777            259,338
FORD 4.25 12/15/36 CNVT             NOTE 4.250%12/1          345370CF5      24,200,000         20,000,000
GAP, INC (GPS)                      COM                      364760108      15,757,500            825,000
GENERAL COMM (GNCMA)                CL A                     369385109      18,268,341          1,426,100
GM CM (GM)                          COM                      370442105      19,795,860            523,700
GM PFD 6.25 7/15/33 SER C           DEB SR CV C 33           370442717      10,024,000            400,000
GOODYEAR CM                         COM                      382550101      17,380,000            500,000
GRANAHAN MCCOURT (GHN/U)            COM                      385034202       4,495,000            500,000
HARRAHS ENT (HET)                   COM                      413619107      10,231,200            120,000
HAYES LEMMERZ (HAYZ)                COM NEW                  420781304      17,708,500          3,310,000
HD PARTNERS CM (HDP)                COM                      40415K100       1,940,040            253,600
HELMERICH & PAYNE (HP)              COM                      423452101      52,244,500          1,475,000
HERCULES INC (HPC)                  COM                      427056106      80,565,000          4,100,000
HUNTSMAN CMN (HUN)                  COM                      447011107      58,344,000          2,400,000
IMPAC MTG HLDGS INC                 PUT                      45254P952         125,000              1,000
INGLES MKTS (IMKTA)                 CL A                     457030104       4,025,120            116,836
INNOPHOS HOLDINGS (IPHS)            COM                      45774N108      17,041,391          1,254,427
INT GAME TECH (IGT)                 COM                      459902102       7,543,000            190,000
INTERWOVEN INC CM (IWOV)            COM NEW                  46114T508       4,436,640            316,000
IPCS INC                            COM NEW                  44980Y305      77,478,336          2,869,568
ISHARES TR                          PUT                      464287955         525,000              2,500
JAZZ TECH  (JAZ)                    COM                      47214E102       4,744,722          1,571,100
JAZZ TECH WRTS (JAZ/WS)             *W EXP 03/15/2011        47214E110       2,482,887          3,761,950
JDA SOFTWARE (JDAS)                 COM                      46612K108      32,095,050          1,635,000
KNOLOGY CM                          COM                      499183804      25,037,118          1,441,400
LAWSON SOFTWARE (LWSN)              COM                      52078P102      56,867,500          5,750,000
LEAR CORP (LEA)                     COM                      521865105      28,448,829            798,900
LORAL SPACE (LORL)                  COM                      543881106       5,475,008            111,100
MAGNA INTL (MGA)                    COM                      559222401      26,978,535            296,500
MERGE TECH (MRGE)                   COM                      589981109      15,109,114          2,313,800
METROPCS COMM CM (PCS)              COM                      591708102      12,390,000            375,000
MGM MIRAGE (MGM)                    COM                      552953101       4,124,000             50,000
MICROSEMI CORP (MSCC)               COM                      595137100      11,975,000            500,000
MIRANT CORP CM (MIR)                COM                      60467R100       2,030,609             47,611
MSC SOFTWARE (MSCS)                 COM                      553531104      71,152,700          5,255,000
NEUSTAR CM (NSR)                    CL A                     64126X201       5,794,000            200,000
NORTH AMERICAN CM (NAO)             COM                      65687M104         478,750             62,500
NRG CM                              COM                      629377508       4,256,934            102,404
OPNET TECH (OPNT)                   COM                      683757108       2,302,000            200,000
OWENS CORNING CM (OC)               COM                      690742101      25,054,350            745,000
PARAMETRIC TECH (PMTCD)             COM NEW                  699173209      47,109,800          2,180,000
PEOPLES UNITED CM (PBCTD)           COM                      712704105       7,435,050            365,000
PORTGENEL (POR)                     COM NEW                  736508847      11,373,029            414,469
PROGRESSIVE GAMING                  COM                      74332S102      14,675,000          2,500,000
QUANTUM CORP (QTM)                  COM DSSG                 747906204      30,115,000          9,500,000
QUEST (QSFT)                        COM                      74834T103      15,785,250            975,000
RACKABLE SYSTEMS (RACK)             COM                      750077109      12,360,000          1,000,000
REVLON   (REV)                      COM                      761525500       7,587,882          5,538,600
ROCKWOOD CM                         COM                      774415103     127,925,000          3,500,000
SALTON CM (SFP)                     COM                      795757103         160,285             85,714
SPORT CHALET A (SPCHA)              CL A                     849163209       4,971,489            493,693
SPORTS CHALET B (SPCHB)             CL B                     849163308         369,530             36,953
STARWOOD HOTELS CM (HOT)            COM                      85590A401       3,353,500             50,000
SYPRIS SOLUTIONS (SYPR)             COM                      871655106       1,163,702            145,100
TENNECO AUTO (TEN)                  COM                      880349105       7,081,584            202,100
TIBCO SOFTWARE CM (TIBX)            COM                      88632Q103       8,145,000            900,000
TIME WARNER CABLE (TWC)             CL A                     88732J108     142,797,910          3,645,598
TORCH ENERGY (TRU)                  UNIT BEN INT             891013104       2,537,424            315,600
TRANSFORMA ACQ (TAQ/U)              UNIT 12/19/2010          89366E209      15,993,750          1,875,000
TRIBUNE CM (TRB)                    COM                      896047107         323,400             11,000
TRIMAS CM (TRS)                     COM NEW                  896215209       9,905,600            820,000
TRUMP ENT (TRMP)                    COM                      89816T103       5,020,000            400,000
UAL CORP (UAUA)                     COM NEW                  902549807       4,596,249            113,236
UNITED RENTALS (URI)                COM                      911363109      37,811,480          1,162,000
USAIR (LCC)                         COM                      90341W108       4,540,500            150,000
WELLS FARGO & CO NEW                PUT                      949746951         115,000              1,000
WESTERN DIGITAL CM (WDC)            COM                      958102105      30,960,000          1,600,000
WILLIAMS COS (WMB)                  COM                      969457100      69,564,000          2,200,000
WR GRACE CM (GRA)                   COM                      38388F108      79,592,500     3,250,000.0000
XM SATELLITE RADIO (XMSR)           CL A                     983759101      16,440,336          1,396,800

       Column 1                      Column 5          Column 6       Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------

                                                                                       VOTING
                                             PUT/     INVESTMENT       OTHER         AUTHORITY
     NAME OF ISSUER                SH/PRN    CALL     DISCRETION      MANAGERS          SOLE        SHARE      NONE
-----------------------------------------------------------------------------------------------------------------------
ACCREDITED HOME LENDERS (LEND)       SH             SHARED-DEFINED                   2,600,000
AMR CORPORATION CM                   SH             SHARED-DEFINED                     175,000
ARMSTRONG WI CM (AWI)                SH             SHARED-DEFINED                     203,874
BANKUNITED FIN (BKUNA)               SH             SHARED-DEFINED                     835,000
BASF AG ADR CM (BF)                  SH             SHARED-DEFINED                      12,500
BEA SYSTEMS (BEAS)                   SH             SHARED-DEFINED                   2,625,000
BEST BUY (BBY)                       SH             SHARED-DEFINED                     328,000
BORLAND SOFT (BORL)                  SH             SHARED-DEFINED                   5,630,000
BRUNSWICK CORP (BC)                  SH             SHARED-DEFINED                     122,500
BRUNSWICK CORP (BC)                  SH      CALL   SHARED-DEFINED                         350
BWAY CM (BWY)                        SH             SHARED-DEFINED                     375,000
CHARTER COMMUNICATIONS (CHTR)        SH             SHARED-DEFINED                   3,600,000
COMMUNITY BANKERS CM                 SH             SHARED-DEFINED                     275,000
CORE-MARK (CORE) REC                 SH             SHARED-DEFINED                       9,373
DELTA AIR LINES (DAL)                SH             SHARED-DEFINED                   1,239,992
DOWNEY CM (DSL)                      SH             SHARED-DEFINED                      37,000
DYNAMICS RES CORP (DRCO)             SH             SHARED-DEFINED                      41,500
ENERGY SERVICES CM (ESA)             SH             SHARED-DEFINED                     350,000
ESCHELON (ESCH) NEW                  SH             SHARED-DEFINED                     178,000
EXCO RESOURCES (XCO)                 SH             SHARED-DEFINED                   2,590,000
EXIDE CM (XIDE)                      SH             SHARED-DEFINED                     400,000
EXIDE WARRANTS (XIDEW)               SH             SHARED-DEFINED                     103,500
FIRST DATA CORP (FDC)                SH             SHARED-DEFINED                      50,000
FIRSTFED FINANCIAL (FED)             SH             SHARED-DEFINED                     209,900
FISHER COMMUNICATIONS (FSCI)         SH             SHARED-DEFINED                     259,338
FORD 4.25 12/15/36 CNVT              PRN            SHARED-DEFINED                                             NONE
GAP, INC (GPS)                       SH             SHARED-DEFINED                     825,000
GENERAL COMM (GNCMA)                 SH             SHARED-DEFINED                   1,426,100
GM CM (GM)                           SH             SHARED-DEFINED                     523,700
GM PFD 6.25 7/15/33 SER C            SH             SHARED-DEFINED                     400,000
GOODYEAR CM                          SH             SHARED-DEFINED                     500,000
GRANAHAN MCCOURT (GHN/U)             SH             SHARED-DEFINED                     500,000
HARRAHS ENT (HET)                    SH             SHARED-DEFINED                     120,000
HAYES LEMMERZ (HAYZ)                 SH             SHARED-DEFINED                   3,310,000
HD PARTNERS CM (HDP)                 SH             SHARED-DEFINED                     253,600
HELMERICH & PAYNE (HP)               SH             SHARED-DEFINED                   1,475,000
HERCULES INC (HPC)                   SH             SHARED-DEFINED                   4,100,000
HUNTSMAN CMN (HUN)                   SH             SHARED-DEFINED                   2,400,000
IMPAC MTG HLDGS INC                  SH      PUT    SHARED-DEFINED                       1,000
INGLES MKTS (IMKTA)                  SH             SHARED-DEFINED                     116,836
INNOPHOS HOLDINGS (IPHS)             SH             SHARED-DEFINED                   1,254,427
INT GAME TECH (IGT)                  SH             SHARED-DEFINED                     190,000
INTERWOVEN INC CM (IWOV)             SH             SHARED-DEFINED                     316,000
IPCS INC                             SH             SHARED-DEFINED                   2,869,568
ISHARES TR                           SH      PUT    SHARED-DEFINED                       2,500
JAZZ TECH  (JAZ)                     SH             SHARED-DEFINED                   1,571,100
JAZZ TECH WRTS (JAZ/WS)              SH             SHARED-DEFINED                   3,761,950
JDA SOFTWARE (JDAS)                  SH             SHARED-DEFINED                   1,635,000
KNOLOGY CM                           SH             SHARED-DEFINED                   1,441,400
LAWSON SOFTWARE (LWSN)               SH             SHARED-DEFINED                   5,750,000
LEAR CORP (LEA)                      SH             SHARED-DEFINED                     798,900
LORAL SPACE (LORL)                   SH             SHARED-DEFINED                     111,100
MAGNA INTL (MGA)                     SH             SHARED-DEFINED                     296,500
MERGE TECH (MRGE)                    SH             SHARED-DEFINED                   2,313,800
METROPCS COMM CM (PCS)               SH             SHARED-DEFINED                     375,000
MGM MIRAGE (MGM)                     SH             SHARED-DEFINED                      50,000
MICROSEMI CORP (MSCC)                SH             SHARED-DEFINED                     500,000
MIRANT CORP CM (MIR)                 SH             SHARED-DEFINED                      47,611
MSC SOFTWARE (MSCS)                  SH             SHARED-DEFINED                   5,255,000
NEUSTAR CM (NSR)                     SH             SHARED-DEFINED                     200,000
NORTH AMERICAN CM (NAO)              SH             SHARED-DEFINED                      62,500
NRG CM                               SH             SHARED-DEFINED                     102,404
OPNET TECH (OPNT)                    SH             SHARED-DEFINED                     200,000
OWENS CORNING CM (OC)                SH             SHARED-DEFINED                     745,000
PARAMETRIC TECH (PMTCD)              SH             SHARED-DEFINED                   2,180,000
PEOPLES UNITED CM (PBCTD)            SH             SHARED-DEFINED                     365,000
PORTGENEL (POR)                      SH             SHARED-DEFINED                     414,469
PROGRESSIVE GAMING                   SH             SHARED-DEFINED                   2,500,000
QUANTUM CORP (QTM)                   SH             SHARED-DEFINED                   9,500,000
QUEST (QSFT)                         SH             SHARED-DEFINED                     975,000
RACKABLE SYSTEMS (RACK)              SH             SHARED-DEFINED                   1,000,000
REVLON   (REV)                       SH             SHARED-DEFINED                   5,538,600
ROCKWOOD CM                          SH             SHARED-DEFINED                   3,500,000
SALTON CM (SFP)                      SH             SHARED-DEFINED                      85,714
SPORT CHALET A (SPCHA)               SH             SHARED-DEFINED                     493,693
SPORTS CHALET B (SPCHB)              SH             SHARED-DEFINED                      36,953
STARWOOD HOTELS CM (HOT)             SH             SHARED-DEFINED                      50,000
SYPRIS SOLUTIONS (SYPR)              SH             SHARED-DEFINED                     145,100
TENNECO AUTO (TEN)                   SH             SHARED-DEFINED                     202,100
TIBCO SOFTWARE CM (TIBX)             SH             SHARED-DEFINED                     900,000
TIME WARNER CABLE (TWC)              SH             SHARED-DEFINED                   3,645,598
TORCH ENERGY (TRU)                   SH             SHARED-DEFINED                     315,600
TRANSFORMA ACQ (TAQ/U)               SH             SHARED-DEFINED                   1,875,000
TRIBUNE CM (TRB)                     SH             SHARED-DEFINED                      11,000
TRIMAS CM (TRS)                      SH             SHARED-DEFINED                     820,000
TRUMP ENT (TRMP)                     SH             SHARED-DEFINED                     400,000
UAL CORP (UAUA)                      SH             SHARED-DEFINED                     113,236
UNITED RENTALS (URI)                 SH             SHARED-DEFINED                   1,162,000
USAIR (LCC)                          SH             SHARED-DEFINED                     150,000
WELLS FARGO & CO NEW                 SH      PUT    SHARED-DEFINED                     115,000
WESTERN DIGITAL CM (WDC)             SH             SHARED-DEFINED                   1,600,000
WILLIAMS COS (WMB)                   SH             SHARED-DEFINED                   2,200,000
WR GRACE CM (GRA)                    SH             SHARED-DEFINED              3,250,000,0000
XM SATELLITE RADIO (XMSR)            SH             SHARED-DEFINED                   1,396,800